SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 USD ($) segment	Sep. 30, 2020 CNY (¥) segment	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Segment Reporting Information [Line Items]
Net revenues	$ 16,600	¥ 112,708	¥ 126,556	$ 52,794	¥ 358,450	¥ 410,560
Cost of revenues	(15,648)	(106,241)	(94,043)	(41,243)	(280,023)	(271,272)
GROSS PROFIT	952	6,467	32,513	11,551	78,427	139,288
OPERATING EXPENSES
Selling and marketing	(2,011)	(13,655)	(15,607)	(5,576)	(37,861)	(40,778)
General and administrative	(6,331)	(42,987)	(48,116)	(18,739)	(127,230)	(140,510)
Research and development	(259)	(1,758)	(1,087)	(656)	(4,456)	(1,555)
Impairment loss	(5,405)	(36,699)	(38,754)	(5,405)	(36,699)	(38,754)
Total operating expenses	(14,006)	(95,099)	(103,564)	(30,376)	(206,246)	(221,597)
OPERATING INCOME (LOSS)	(13,054)	(88,632)	(71,051)	(18,825)	(127,819)	(82,309)
OTHER INCOME (EXPENSES)
Interest income	444	3,015	1,823	1,053	7,150	3,343
Foreign exchange gain, net	(1)	(4)	45	5	31	46
Other income (loss), net	(105)	(712)	7	124	840	193
Gain on disposal of subsidiaries	111	752		111	752	0
Gain on the bargain purchase				5,932	40,273
Gain from deregistration of subsidiaries	10	70		584	3,967	1,279
Gain on sale of investment available for sale	209	1,421	3	365	2,477	422
Total other income	668	4,542	1,878	8,174	¥ 55,490	5,283
TOTAL ASSETS AS OF SEPTEMBER 30, 2019	$ 160,040			$ 160,040			¥ 1,086,607	¥ 1,020,799
Number of Reportable Segments | segment				2	2
Consolidated
Segment Reporting Information [Line Items]
Net revenues					¥ 358,450	410,560
Cost of revenues					(280,023)	(271,272)
GROSS PROFIT					78,427	139,288
OPERATING EXPENSES
Selling and marketing					(34,410)	(35,231)
General and administrative					(88,379)	(93,016)
Research and development					(1,018)	(239)
Impairment loss					(36,699)	(38,754)
Unallocated corporate expenses					(45,740)	(54,357)
Total operating expenses					(206,246)	(221,597)
OPERATING INCOME (LOSS)					(127,819)	(82,309)
OTHER INCOME (EXPENSES)
Interest income					2,633	1,512
Foreign exchange gain, net					33	47
Other income (loss), net					3,460	78
Gain on disposal of subsidiaries					752
Gain on the bargain purchase					40,273
Loss from deregistration of subsidiaries					(22)
Gain on sale of investment available for sale					2,018	264
Unallocated corporate other income					6,343	3,382
Total other income					55,490	5,283
INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS					(72,329)	(77,026)
TOTAL ASSETS AS OF SEPTEMBER 30, 2019							1,086,607
Segment assets
OTHER INCOME (EXPENSES)
TOTAL ASSETS AS OF SEPTEMBER 30, 2019							909,403
Unallocated corporate assets
OTHER INCOME (EXPENSES)
TOTAL ASSETS AS OF SEPTEMBER 30, 2019							177,204
K-12 Schools [Member]
Segment Reporting Information [Line Items]
Net revenues		58,966	52,256		185,766	203,214
Cost of revenues					(119,972)	(128,887)
GROSS PROFIT					65,794	74,327
OPERATING EXPENSES
Selling and marketing					(847)	(941)
General and administrative					(29,205)	(28,700)
Research and development					(28)
Total operating expenses					(30,080)	(29,641)
OPERATING INCOME (LOSS)					35,714	44,686
OTHER INCOME (EXPENSES)
Interest income					407	813
Other income (loss), net					(460)	92
Gain on sale of investment available for sale					2,018	264
Total other income					1,965	1,169
INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS					37,679	45,855
TOTAL ASSETS AS OF SEPTEMBER 30, 2019							478,967
K-12 Schools [Member] | Segment assets
OTHER INCOME (EXPENSES)
TOTAL ASSETS AS OF SEPTEMBER 30, 2019							478,967
CP&CE Programs
Segment Reporting Information [Line Items]
Net revenues		¥ 53,742	¥ 74,300		172,684	207,346
Cost of revenues					(160,051)	(142,385)
GROSS PROFIT					12,633	64,961
OPERATING EXPENSES
Selling and marketing					(33,563)	(34,290)
General and administrative					(59,174)	(64,316)
Research and development					(990)	(239)
Impairment loss					(36,699)	(38,754)
Total operating expenses					(130,426)	(137,599)
OPERATING INCOME (LOSS)					(117,793)	(72,638)
OTHER INCOME (EXPENSES)
Interest income					2,226	699
Foreign exchange gain, net					33	47
Other income (loss), net					3,920	(14)
Gain on disposal of subsidiaries					752
Gain on the bargain purchase					40,273
Loss from deregistration of subsidiaries					(22)
Total other income					47,182	732
INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS					¥ (70,611)	¥ (71,906)
TOTAL ASSETS AS OF SEPTEMBER 30, 2019							430,436
CP&CE Programs | Segment assets
OTHER INCOME (EXPENSES)
TOTAL ASSETS AS OF SEPTEMBER 30, 2019							¥ 430,436